Schedule of maturities lease payments (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Operating Lease Obligation
2026		$ 80
2027		20
Total future lease payment		100
Amount representing interest		(3)
Present value of operating lease liabilities	$ 76	97	$ 135
Less: current portion	(60)	(77)	(76)
Non-current portion	$ 16	$ 20	$ 59